INCOME TAXES (Tables)	12 Months Ended
	Nov. 30, 2025	Jun. 30, 2025
INCOME TAXES
Schedule of effective income tax rate reconciliation

		Period from December 14,
		2023 (inception)
	For the year ended	through November 30,
	November 30, 2025	2024
Loss before income taxes	$(5,260,632)	$(1,020,057)
Expected recovery at statutory rate of 21%	(1,104,733)	(214,212)
Permanent book/tax differences	17,225	3,230
Financing fees charged to equity	—	(1,771)
Change in estimate	1,771	—
Change in valuation allowance	1,085,737	212,753
Total tax benefit	$—	$—

		Period from December 14,
		2023 (inception)
	For the year ended	through November 30,
	November 30, 2025	2024
US federal statutory rate	21%	21%
Effects of:
Valuation allowance	(21)%	(21)%
	—	—

Schedule of deferred tax assets and liabilities

	November 30, 2025	November 30, 2024
Deferred tax assets
Net operating loss carryforwards	$1,295,598	$196,636
Mineral resources	—	14,700
Share issuance costs	2,892	1,417
Total gross deferred tax assets	1,298,490	212,753
Valuation allowance	(1,298,490)	(212,753)
Net deferred tax asset	$—	$—

Oregon Energy LLC
INCOME TAXES
Schedule of effective income tax rate reconciliation

	2025	2024
Loss before income taxes	$(153,783)	$(773,772)
Expected recovery at federal rate of 21%	(32,294)	(162,492)
Expected recovery at Oregon rate of 6.6%	(10,150)	(51,069)
Permanent book/tax differences	21	840
Change in valuation allowance	42,423	212,721
Total tax benefit	$—	$—

	2025	2024
US federal statutory rate	21.0%	21.0%
Oregon state rate	6.6%	6.6%
Effects of:
Valuation allowance	(27.6)%	(27.6)%
	—	—

Schedule of deferred tax assets and liabilities

	2025	2024
Deferred tax assets
Net operating loss carryforwards	$2,249,303	$2,132,745
Property, plant and equipment	1,508	498
Exploration expenditures	782,351	856,808
Start-up costs	—	688
Total gross deferred tax assets	3,033,162	2,990,739
Valuation allowance	(3,033,162)	(2,990,739)
Net deferred tax asset	$—	$—